Submission	Mar. 23, 2026
Submission [Line Items]
Central Index Key	0001450923
Registrant Name	abrdn Gold ETF Trust
Registration File Number	333-267881
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	abrdn Gold ETF Trust
Street 1	c/o abrdn ETFs Sponsor LLC
Street 2	1900 Market Street, Suite 200
City	Philadelphia
State or Country Code	Pennsylvania
Zip Code	19103
Reporting FY End Date	Dec. 31, 2025
Offset Table N/A	N/A
Securities 424I N/A